Note 13 - Stock-based Compensation	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Share-Based Payment Arrangement [Text Block]
13.	Stock-based compensation

The Company has a stock option plan for certain directors, officers and key full-time employees of the Company and its subsidiaries, other than its Founder and Chairman. The stock option plan came into existence on June 1, 2015. Options are granted at the market price for the underlying shares on the date of grant. Each option vests over a three-to-five-year term, expires five to six years from the date granted and allows for the purchase of one Common Share. All Common Shares issued are new shares. As at December 31, 2025, there were 763,240 options available for future grants. A portion of the options outstanding will vest upon the Company achieving a certain threshold percentage of Adjusted Earnings per Share compounded annual growth over specified measurement periods.

Grants under the Company’s stock option plan are equity-classified awards. The Company estimates the probability of achievement of performance conditions at each reporting period and reflects the estimates in the number of options expected to vest with any changes recognized through stock-based compensation expense. Stock option activity for the year ended December 31, 2025 is as follows:

			Weighted average
		Weighted	remaining
	Number of	average	contractual life	Aggregate
	options	exercise price	(years)	intrinsic value

Shares issuable under options - Beginning of period	2,403,004	$149.19
Granted	587,000	171.43
Exercised	(453,814)	136.70
Shares issuable under options - December 31, 2025	2,536,190	$156.57	3.1	$11,634
Options exercisable - End of period	982,754	$150.43	1.4	$6,133

The Company incurred stock-based compensation expense related to these awards of $27,387 during the year ended December 31, 2025 (2024 - $25,311).

As at December 31, 2025, the range of option exercise prices was $128.62 to $171.43 per share.

The following table summarizes information about option exercises during year ended December 31, 2025:

2025

Number of options exercised	453,814

Aggregate fair value	$84,988
Intrinsic value	22,953
Amount of cash received	62,035

As at December 31, 2025, there was $32,022 of unrecognized compensation cost related to non-vested awards which is expected to be recognized over the next 4 years. During the year ended December 31, 2025, the fair value of options vested was $18,458 (2024 - $17,767).

The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model, utilizing the following weighted average assumptions:

2025

Risk free rate	4.3%
Expected life in years	4.77
Expected volatility	28.2%
Dividend yield	0.6%

Weighted average fair value per option granted	$53.41

The risk-free interest rate is based on the implied yield of a zero-coupon US Treasury bond with a term equal to the option’s expected term. The expected life in years represents the estimated period of time until exercise and is based on historical experience. The expected volatility is based on the historical prices of the Company’s shares over the previous four years.